Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

On July 5, 2024, the Company issued 11,765 shares of the Company’s Class A common stock to GEM pursuant to the Unsecured Promissory Note, dated February 5, 2024, between the Company and GEM.

On July 22, 2024, the Company entered into a subordinated business loan and security agreement (the “Subordinated Business Loan and Security Agreement”) with Agile Lending, LLC and Agile Capital Funding, LLC as the collateral agent. On July 22, 2024 the Company issued a subordinated secured promissory note for an aggregate principal amount of $787,500 and received $750,000 of proceeds, net of administrative agent fees $37,500 to the collateral agent, with a maturity date of February 5, 2025 under the subordinated business loan and security agreement. The loan under the agreement bears interest at a rate of 42%, and will be calculated on a three hundred and sixty (360) day year based on the actual number of days lapsed, and interest shall accrue on the loan commencing on and including the effective date pursuant to the Agreement’s weekly repayment and amortization schedule. The collateral under the subordinated business loan and security agreement consists of all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights, securities, and all other investment property, supporting obligations, and financial assets.

21. Subsequent Events

Yorkville SEPA Supplemental Agreement

As previously disclosed, pursuant to the SEPA, dated December 14, 2023, between the Company and Yorkville, Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, a Pre-Paid Advance for an aggregate principal amount of up to $3.5 million, $2.0 million (less a 10% discount) of which was funded at the closing of the Company’s Merger and $1.5 million (less a 10% discount) of which was to be funded when the Company’s Registration Statement on Form S-1, originally filed with the U.S. Securities and Exchange Commission on December 29, 2023, and amended on February 5, 2024, becomes effective and the Company obtains stockholder approval for the issuance of shares in excess of 19.99% of the aggregate number of shares of the Company’s Class A common stock issued and outstanding as of the date of the SEPA in accordance with the applicable rules of Nasdaq.

On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of the Pre-Paid Advance under the SEPA by $1.0 million (the “Additional Pre-Paid Advance Amount”), for an aggregate principal amount of $4.5 million to be advanced by Yorkville to the Company under the SEPA and SEPA Supplemental Agreement. The Additional Pre-Paid Advance Amount (less a 10% discount) was funded on February 5, 2024 in exchange for a promissory note in the principal amount of $1.0 million (the “Yorkville Promissory Note”). The Yorkville Promissory Note matures on June 14, 2024 and bears interest at a rate of 0%, subject to certain adjustments.

On March 27, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA March Supplemental Agreement”) to increase the amount of the Pre-Paid Advance under the SEPA by $1.5 million (the “March Additional Pre-Paid Advance Amount”), for an aggregate principal amount of $4.5 million to be advanced by Yorkville to the Company under the SEPA, SEPA Supplemental Agreement, and SEPA March Supplemental Agreement. The March Additional Pre-Paid Advance Amount (less a 10% discount) was funded on March 27, 2024 in exchange for a promissory note in the principal amount of $1.5 million (the “March Yorkville Promissory Note”). The March Yorkville Promissory Note matures on June 14, 2024 and bears interest at a rate of 0%, subject to certain adjustments.

Yorkville Advance Agreement Amortization Event Waiver

On January 24, 2024, Yorkville provided the Company with a waiver with respect to the triggering of an amortization event in January 2024, in terms of the Yorkville Convertible Note Agreement, which would have required the Company to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. As a result of the waiver, no repayments were required by the Company, and the floor price trigger underlying the amortization event was reset on February 15, 2023, at which point the amortization event trigger was cured.

Yorkville SEPA Advance Purchase Notices and Yorkville Deferred Fee Settlement

In February, 2024, Yorkville submitted two Advance Notice Investor Notices, related to the purchase of common shares of the Company, with the aggregate purchase price of those shares offset against amounts outstanding by the Company under the Pre-Paid Yorkville Convertible Notes. Yorkville purchased a total of 6,888 shares, for a total aggregate purchase consideration of $300,000. The conversion prices applicable to these purchases ranged from $38.08 to $61.15 per share.

In March, 2024, Yorkville submitted six Advance Notice Investor Notices, related to the purchase of common shares of the Company, with the aggregate purchase price of those shares offset against amounts outstanding by the Company under the Pre-Paid Yorkville Convertible Notes and to settle the Deferred Fee payable to Yorkville. Yorkville purchased a total of 37,787 and 14,201 shares, for a total aggregate purchase consideration of $1,200,000 and $500,000 in settlement of the Yorkville Convertible Notes and Deferred Fee, respectively. The conversion prices applicable to these purchases ranged from $31.65 to $35.21 per share.

Roth Addendum to Letter Agreements

On October 13, 2022, Roth and Legacy Banzai entered into the Roth Engagement Letter, pursuant to which Legacy Banzai engaged Roth as a financial advisor in connection with the Merger and, on October 14, 2022, MKM and 7GC entered into the MKM Engagement Letter, pursuant to which 7GC engaged MKM as a financial advisor in connection with the Merger. In February 2023, Roth acquired MKM.

On February 2, 2024, the Company and Roth entered into an addendum to (i) the engagement letter, dated October 13, 2022, by and between Roth and Legacy Banzai, and (ii) the engagement letter, dated October 14, 2022, by and between Roth (as successor to MKM Partners, LLC) and 7GC (such engagement agreements, collectively, the “Roth Engagement Agreements,” and such addendum, the “Roth Addendum”). Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 3,500 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 12,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares (which may be more or less than 12,000) that may occur pursuant to the Roth Addendum; such registration statement became effective on February 14, 2024. The $300,000 cash payment has not yet been made as of the date of filing of these annual financial statements.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing

On February 5, 2024, the Company received a letter (the “Letter”) from the staff at Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Letter, the Company’s Minimum Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A). The staff at Nasdaq also noted in the Letter that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(3)(A), which requires listed companies to have total assets and total revenue of at least $50,000,000 each for the most recently completed fiscal year or for two of the three most recently completed fiscal years. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq.

In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until August 5, 2024, to regain compliance. The Letter notes that to regain compliance, the Company’s MVLS must close at or above $50 million for a minimum of ten consecutive business days during the compliance period. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Global Market (provided that the Company then satisfies the requirements for continued listing on that market).

If the Company does not regain compliance by August 5, 2024, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

The Company intends to actively monitor the Company’s MVLS between now and August 5, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.

GEM Agreement

On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Banzai and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory note in the amount of $1.0 million, payable in monthly installments of $100,000 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”).

The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 40,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note. As of the date of this Annual Report, we have issued an aggregate of 2,789 shares of Class A Common Stock to GEM in lieu of monthly payment obligations.

Conversion of 7GC Promissory Notes

As discussed per Note 14-Debt, On December 12, 2023, in connection with the Merger, the Sponsor came to a non-binding agreement with 7GC to amend the 7GC Promissory Notes, to provide that 7GC has the right to elect to convert up to the full amount of the principal balance of the 7GC Promissory Notes, in whole or in part, 30 days after the closing of the Merger at a conversion price equal to the average daily VWAP of Class A Common Stock for the 30 trading days following the Closing.

On February 2, 2024, pursuant to and in accordance with the First Amendment Conversion Provisions, the Sponsor exercised its right to convert the full principal amount under each of the 7GC Notes within 30 days after the Closing, and such conversions were completed on February 2, 2024, resulting in the issuance to the Sponsor of an aggregate of 17,812 shares of Class A Common Stock (collectively, the “Conversion and Issuance”).

Forfeiture and Cancellation of 7GC Sponsor Shares

In January 2024, the Company and 7GC entered into an agreement whereby 7GC agreed to forfeit a total of 2,000 shares held by 7GC. These shares were transferred to the Company and subsequently cancelled.

Issuance of Shares as Compensation for Marketing Agreement

On February 16, 2024, the Company entered into a Marketing Services Agreement with a vendor. This agreement was effective February 19, 2024, and relates to the provision of marketing and distribution services to the Company. Effective as of February 19, 2024, as compensation for these services, the Company agreed to issued to this vendor a total of 3,070 ordinary shares, with a market value as of the valuation date, of $200,000. As of the date of this annual report, these shares have not yet been issued to the vendor.